Debt and Interest Expense - Debt Outstanding Table (details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2010 Revolving Credit Facility [Member]	Dec. 31, 2011 5.375% Senior Notes due 2021	May 31, 2011 5.375% Senior Notes due 2021	Dec. 31, 2010 Wattenberg Term Loan [Member]	Aug. 31, 2010 Wattenberg Term Loan [Member]	Dec. 31, 2011 Note Payable To Anadarko [Member]	Dec. 31, 2010 Note Payable To Anadarko [Member]	Dec. 31, 2008 Note Payable To Anadarko [Member]
Debt Instrument Line Items
Principal	$ 675,000,000	[1]	$ 474,000,000	[1]		$ 49,000,000	$ 500,000,000	$ 500,000,000	$ 250,000,000	$ 250,000,000	$ 175,000,000	$ 175,000,000	$ 175,000,000
Carrying Value	669,178,000	[1]	474,000,000	[1]	175,000,000	49,000,000	494,178,000		250,000,000		175,000,000	175,000,000
Fair Value	674,478,000	[1]	467,116,000	[1]		49,000,000	499,950,000		250,000,000		174,528,000	168,116,000
Table Text Block Supplement Abstract
Accrued interest expense	$ 2,700,000		$ 1,300,000

[1]	The Partnership’s consolidated balance sheets include accrued interest expense of $2.7 million and $1.3 million as of December 31, 2011 and 2010, respectively, which is included in accrued liabilities.